N-2	Nov. 19, 2024
Cover [Abstract]
Entity Central Index Key	0001803498
Amendment Flag	false
Document Type	POS EX
Entity Registrant Name	Blackstone Private Credit Fund
Entity Address, Address Line One	345 Park Avenue
Entity Address, Address Line Two	31st Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
City Area Code	212
Local Phone Number	503-2100
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	true
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	345 Park Avenue
Entity Address, Address Line Two	31st Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10154
Contact Personnel Name	Oran Ebel, Esq.